Provisions and other non-financial liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 166,783	$ 145,255	$ 138,019
Changes in provisions:
Additional provisions	287,568	154,581	154,425
Provision used	(65,358)	(127,624)	(151,581)
Increase(decrease) in foreign currency exchange	(72)	(2,482)	(24)
Others	(10,217)	(2,947)	4,416
Total Increase (decreases)	211,921	21,528	7,236
Total provisions, final balance	378,704	166,783	145,255
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	10,165	14,924	14,862
Changes in provisions:
Additional provisions	48,012	62,922	4,111
Provision used	(8,399)	(67,685)	(4,049)
Increase(decrease) in foreign currency exchange	(37)	4	0
Others	0	0	0
Total Increase (decreases)	39,576	(4,759)	62
Total provisions, final balance	49,741	10,165	14,924
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	61,265	33,238	28,822
Changes in provisions:
Additional provisions	7,302	30,974	0
Provision used	0	0	0
Increase(decrease) in foreign currency exchange	0	0	0
Others	(9,975)	(2,947)	4,416
Total Increase (decreases)	(2,673)	28,027	4,416
Total provisions, final balance	58,592	61,265	33,238
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	95,353	97,093	94,335
Changes in provisions:
Additional provisions	232,254	60,685	150,314
Provision used	(56,959)	(59,939)	(147,532)
Increase(decrease) in foreign currency exchange	(35)	(2,486)	(24)
Others	(242)	0	0
Total Increase (decreases)	175,018	(1,740)	2,758
Total provisions, final balance	$ 270,371	$ 95,353	$ 97,093